Costs	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Costs
25.	COSTS

	2022	2021	2020
Inventories at the beginning of the fiscal year	1,500	1,191	1,346
Purchases	6,212	4,052	2,326
Production costs (1)	7,704	6,880	6,183
Translation differences	(13)	(6)	(8)
Adjustment for inflation (2)	19	12	7
Inventories at the end of the fiscal year	(1,738)	(1,500)	(1,191)

	13,684	10,629	8,663

(1)	See Note 26.
(2)	Corresponds to adjustment for inflation of inventories’ opening balances of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income.